UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:4/30/10

Item 1.  Schedule of Investments.

GMG DEFENSIVE BETA FUND
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
	Shares		Value
		COMMON STOCKS - 27.1%
		AEROSPACE/DEFENSE - 1.2%
	2,400	United Technologies Corp.	$ 179,880

		BANKS - 1.2%
	40,000	Citigroup, Inc. *	174,800

		BEVERAGES - 1.2%
	2,700	PepsiCo., Inc.	176,094

		CHEMICALS - 1.8%
	2,400	Potash Corp. of Saskatchewan, Inc.	265,200

		COMPUTERS - 4.2%
	800	Apple, Inc. *	208,896
	7,000	EMC Corp. *	133,070
	2,250	International Business Machines Corp.	290,250
			632,216

		HOUSEHOLD PRODUCTS/WARES - 1.0%
	2,900	Tupperware Brands Corp.	148,103

		MACHINERY-CONSTRUCTION & MINING - 1.0%
	2,100	Caterpillar, Inc.	142,989

		OIL & GAS - 3.3%
	2,250	Apache Corp.	228,960
	4,000	Exxon Mobil Corp.	271,400
			500,360

		PHARMACEUTICALS - 3.6%
	4,500	Abbott Laboratories	230,220
	6,000	Novartis AG	305,100
			535,320

		RETAIL - 3.2%
	4,000	CVS Caremark Corp.	147,720
	3,000	Dollar Tree, Inc. *	182,160
	3,500	Yum! Brands, Inc.	148,470
			478,350

		TELECOMMUNICATIONS - 4.4%
	15,000	Cisco Systems, Inc. *	403,800
	3,000	Hughes Communications, Inc. *	83,700
	6,000	Verizon Communications, Inc.	173,340
			660,840

		TRANSPORTATION - 1.0%
	2,700	CSX Corp.	151,335

		TOTAL COMMON STOCKS
		(Cost $4,018,993)	4,045,487

		EXCHANGE TRADED FUNDS/NOTES - 60.0%
		ASSET ALLOCATION - 4.9%
	22,000	WisdomTree Dreyfus Emerging Currency Fund *	491,480
	10,000	PowerShares DB US Dollar Index Bullish Fund *	239,500
			730,980

		COMMODITY - 15.0%
	100,000	ETFS Corn *	126,850
	5,000	ETFS Palladium Trust *	274,000
	1,600	ETFS Platinum Trust *	277,680
	10,000	ETFS Sugar *	126,600
	3,000	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	92,010
	9,100	iShares Silver Trust *	166,257
	16,000	PowerShares DB Agriculture Fund *	398,400
	18,000	PowerShares DB Base Metals Fund *	387,000
	27,000	United States Natural Gas Fund LP *	185,220
	5,000	United States Oil Fund LP *	206,650
			2,240,667

		DEBT - 10.6%
	11,000	iShares Barclays 1-3 Year Credit Bond Fund	1,148,620
	5,500	ProShares UltraShort 20+ Year Treasury *	248,380
	3,500	SPDR DB International Government Inflation-Protected Bond ETF	193,830
			1,590,830

		EQUITY - 29.5%
	3,000	iPath MSCI India Index ETN *	199,500
	6,600	iShares FTSE/Xinhua China 25 Index Fund	269,412
	5,000	iShares MSCI Brazil Index Fund	361,500
	11,500	iShares MSCI EAFE Index Fund	625,945
	16,000	iShares Russell 2000 Index Fund	1,145,280
	3,750	Market Vectors - Coal ETF	140,100
	6,000	Market Vectors - Russia ETF	203,400
	10,500	SPDR S&P 500 ETF Trust +	1,248,030
	4,800	WisdomTree Emerging Markets SmallCap Dividend Fund	217,344
			4,410,511

		TOTAL EXCHANGE TRADED FUNDS/NOTES
		(Cost $8,794,015)	8,972,988

	Contracts
		PURCHASED OPTIONS - 0.5%
	100	Cisco Systems, Inc., Jan. 2011, Call @ $27.50 *	21,700
	500	Citigroup, Inc., Jan. 2012, Call @ $5 *	50,500
		TOTAL PURCHASED OPTIONS (Cost $59,426)	72,200

	Shares
		SHORT-TERM INVESTMENTS - 13.7%
	2,050,876	HighMark Diversified Money Market Fund, to yield 0.01%**, due 12/31/30
		(Cost $2,050,876)	2,050,876

		TOTAL INVESTMENTS - 101.3% (Cost $14,923,310) (a)	$ 15,141,551
		OTHER ASSETS & LIABILITIES - (1.3)%	(190,325)
		TOTAL NET ASSETS - 100.0%	$ 14,951,226

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 395,649
		Unrealized Depreciation:	(177,408)
		Net Unrealized Appreciation:	$ 218,241
*	Non-Income producing security.
+	Subject to written option.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.
	Schedule of Options Written
	Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	100	SPDR S&P 500 ETF Trust, May 2010, Call @ $122	$ 7,900

		TOTAL OPTIONS WRITTEN
		(Premiums received $9,987)	$ 7,900
	***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,045,487	$ -	$ -	$ 4,045,487
Exchange Traded Funds/Notes	8,972,988	-	-	8,972,988
Purchased Options	72,200	-	-	72,200
Short-Term Investments	-	2,454,653	-	2,454,653
Total	$ 13,090,675	$ 2,454,653	$ -	$ 15,545,328

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 7,900	$ -	$ -	$ 7,900
Total	$ 7,900	$ -	$ -	$ 7,900

                                                       The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/22/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/22/10